FINANCIAL INSTRUMENTS (Details 12) - USD ($) $ in Thousands	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 5,182,353	[1]	$ 5,002,072	[1]	$ 4,454,380
Hedging liabilities [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	71,599		5,393		$ 87,364
Financial liabilities at fair value through profit or loss (held for trading) [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	289		137
Financial Liabilities Measured at Amortized Cost [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 5,182,353		$ 5,002,072

[1]	Financial liabilities measured at amortized cost, other than “Trade and other payables”, “Accounts payable to related parties” and derivatives are presented in the consolidated statements of financial position in the line item “Other financial liabilities” as current and non-current based on their maturity.